Income Taxes - Summary of Reconciliation Between Standard and Effective Income Tax (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation between standard and effective income tax:
Result before tax	€ 2,400	€ (364)	€ 1,453
Income tax calculated using weighted average applicable statutory tax rates	508	(99)	292
Difference due to the effects of:
Non-taxable income	(69)	(46)	(76)
Non-tax deductible expenses	21	22	22
Changes in tax rate/base	(32)	(1)	33
Tax credits	(48)	(57)	(67)
Other taxes	38	(2)	57
Adjustments to prior years	(11)	(33)	(22)
Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(5)	12	4
Change in uncertain tax positions	(16)
Non-recognition of deferred tax assets	9	7	17
Tax effect of (profit) / losses from joint ventures and associates	(18)	(17)	(11)
Other	(5)	(4)	(32)
Differences due to the effects of	(137)	(130)	(75)
Income tax for the period (income) / charge	€ 371	€ (229)	€ 217